Northern Lights Fund Trust IV

Anchor Tactical Credit Strategies Fund

Incorporated herein by reference is the definitive version of the supplement for Anchor Tactical Credit Strategies Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 2, 2016 (SEC Accession No. 0001580642-16-008474).